UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler               New York, NY             11/14/07
       -------------------------    ---------------------------    --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $6,008,136
                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE





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
                                                      Form 13F INFORMATION TABLE


      COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------------  --------------  ---------- ----------- -------  ---  ----   -----------  --------   ------------------------
                                                     VALUE    SHRS OR  SH/  PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL   DISCRETION   MANAGERS      SOLE    SHARED   NONE
---------------------  --------------  ---------- ----------- -------  ---  ----   -----------  --------      ----    ------   ----

3M Company              Common         88579Y101   140,370   1,500,000  SH           SOLE                  1,500,000    0       0

American Express Co     Common         025816109   207,795   3,500,000  SH           SOLE                  3,500,000    0       0

Applied Matls Inc       Common         038222105   130,410   6,300,000  SH           SOLE                  6,300,000    0       0

ASML HLDG NV            N Y SHS        N07059111    12,651     385,000  SH           SOLE                    385,000    0       0

Bed Bath & Beyond Inc   Common         075896100   184,937   5,420,200  SH           SOLE                  5,420,200    0       0

Cintas Corp             Common         172908105    98,315   2,650,000  SH           SOLE                  2,650,000    0       0

Cisco Sys Inc           Common         17275R102   179,730   5,425,000  SH           SOLE                  5,425,000    0       0

Eaton Corp              Common         278058102   128,752   1,300,000  SH           SOLE                  1,300,000    0       0

Fiserv Inc              Common         337738108   201,660   3,965,000  SH           SOLE                  3,965,000    0       0

Fomento Economico       Spon ADR       344419106   123,460   3,301,060  SH           SOLE                  3,301,060    0       0
Mexicano S               Units

Franklin Res Inc        Common         354613101   112,200     880,000  SH           SOLE                    880,000    0       0

Genentech, Inc          Common New     368710406   113,304   1,452,240  SH           SOLE                  1,452,240    0       0

Global Pmts Inc         Common         37940X102   168,527   3,811,110  SH           SOLE                  3,811,110    0       0

Goldman Sachs Group     Common         38141G104    67,189     310,000  SH           SOLE                    310,000    0       0
Inc

Goldman Sachs Group     Common         38141G104    67,731     312,500  SH  Call     SOLE                    312,500    0       0
Inc

Google Inc              Cl A           38259P508    70,909     125,000  SH           SOLE                    125,000    0       0

Greenlight Capital Re   Cl A           G4095J109     1,521      75,000  SH           SOLE                     75,000    0       0
Ltd

International Game      Common         459902102   176,698   4,099,720  SH           SOLE                  4,099,720    0       0
Technolog

Koninklijke Philips     NY REG SH      500472303   350,128   7,791,000  SH           SOLE                  7,791,000    0       0
Electrs                   NEW

Legg Mason Inc          Common         524901105    76,451     907,000  SH           SOLE                    907,000    0       0

Lehman Bros Hldgs       Common         524908100    15,433     250,000  SH  Put      SOLE                    250,000    0       0
Inc

Lennar Corp             Cl A           526057104    56,625   2,500,000  SH           SOLE                  2,500,000    0       0

Limited Brands Inc      Common         532716107   162,862   7,115,000  SH           SOLE                  7,115,000    0       0

Lowes Cos Inc           Common         548661107   153,550   5,480,000  SH           SOLE                  5,480,000    0       0

Microsoft Corp.         Common         594918104   165,452   5,616,152  SH           SOLE                  5,616,152    0       0

Monster Worldwide Inc   Common         611742107   167,869   4,928,628  SH           SOLE                  4,928,628    0       0

Mueller Wtr Prods Inc   Com Ser B      624758207    26,389   2,399,000  SH           SOLE                  2,399,000    0       0

Napster Inc             Common         630797108    12,863   3,933,566  SH           SOLE                  3,933,566    0       0

Nokia Corp              Sponsored ADR  654902204   144,134   3,800,000  SH           SOLE                  3,800,000    0       0

Office Depot Inc        Common         676220106   135,190   6,556,250  SH           SOLE                  6,556,250    0       0

Oracle Corp             Common         68389X105   279,285  12,900,000  SH           SOLE                 12,900,000    0       0

Palm Inc New            Common         696643105       216      13,258  SH           SOLE                     13,258    0       0

PFSWeb Inc              Common         717098107       260     198,200  SH           SOLE                    198,200    0       0

Qualcomm Inc            Common         747525103   199,890   4,730,000  SH           SOLE                  4,730,000    0       0

Quest Diagnostics Inc   Common         74834L100   130,271   2,255,000  SH           SOLE                  2,255,000    0       0

Ross Stores Inc         Common         778296103   198,710   7,750,000  SH           SOLE                  7,750,000    0       0

SAIC Inc                Common         78390X101   175,589   9,150,000  SH           SOLE                  9,150,000    0       0

Schwab Charles Corp     Common         808513105   110,808   5,130,020  SH           SOLE                  5,130,020    0       0
New

SRA Intl Inc            Cl A           78464R105   115,128   4,100,000  SH           SOLE                  4,100,000    0       0

Staples Inc             Common         855030102   132,076   6,145,930  SH           SOLE                  6,145,930    0       0

United Parcel Service   Cl B           911312106   162,216   2,160,000  SH           SOLE                  2,160,000    0       0
Inc

United Technologies     Common         913017109   221,320   2,750,000  SH           SOLE                  2,750,000    0       0
Corp

Walgreen Co             Common         931422109   135,409   2,866,400  SH           SOLE                  2,866,400    0       0

Wellpoint Inc           Common         94973V107   164,154   2,080,000  SH           SOLE                  2,080,000    0       0

Western Un Co           Common         959802109   191,037   9,110,000  SH           SOLE                  9,110,000    0       0

Zebra Technologies      Cl A           989207105   138,662   3,800,000  SH           SOLE                  3,800,000    0       0
Corp

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